1
The Gabelli Global Financial Services Fund
Schedule of Investments — June 30, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 98.0%
Automobiles  — 7.7%
22,250 Daimler Truck Holding AG† ....................... $ 580,824
7,750 Mercedes-Benz Group AG ......................... 448,476
4,420 Toyota Motor Corp., ADR .......................... 681,431
1,710,731
Banks  — 25.5%
81,000 Banco Bilbao Vizcaya Argentaria SA .......... 367,590
91,000 Commerzbank AG† ................................... 637,600
379,400 Dah Sing Banking Group Ltd. .................... 307,028
198,500 Dah Sing Financial Holdings Ltd. ............... 565,387
1,476 First Citizens BancShares Inc., Cl. A .......... 964,979
29,200 ING Groep NV .......................................... 288,590
55,800 Japan Post Bank Co. Ltd. .......................... 433,881
25,000 Shinhan Financial Group Co. Ltd., ADR ..... 714,000
6,600 Shinsei Bank Ltd. ..................................... 99,477
31,247 TrustCo Bank Corp. NY ............................. 963,657
7,600 Webster Financial Corp. ............................ 320,340
5,662,529
Consumer Finance  — 6.1%
19,300 Ally Financial Inc. ..................................... 646,743
6,730 Capital One Financial Corp. ....................... 701,199
1,347,942
Diversified Banks  — 14.1%
259,500 Barclays plc .............................................. 483,690
16,850 Citigroup Inc. ........................................... 774,931
50,720 Credit Agricole SA .................................... 464,070
220,000 NatWest Group plc ................................... 584,621
8,610 Societe Generale SA ................................. 188,487
86,100 Standard Chartered plc ............................. 648,352
3,144,151
Homebuilders  — 5.7%
4,370 Cavco Industries Inc.† .............................. 856,476
32,217 Legacy Housing Corp.† ............................ 420,432
1,276,908
Institutional Brokerage  — 6.3%
21,600 Credit Suisse Group AG, ADR ................... 122,472
112,300 Daiwa Securities Group Inc. ...................... 501,576
27,710 Jefferies Financial Group Inc. .................... 765,350
1,389,398
Institutional Trust, Fiduciary, and Custody  — 5.9%
8,450 State Street Corp. ..................................... 520,943
19,150 The Bank of New York Mellon Corp. .......... 798,746
1,319,689
Insurance  — 12.6%
140,118 Aegon NV ................................................. 606,142
817 E-L Financial Corp. Ltd. ............................ 504,595
12,550 First American Financial Corp. ................... 664,146
33,360 HG Holdings Inc.† .................................... 272,218
Shares
Market
Value
16,679 NN Group NV ........................................... $ 757,529
2,804,630
Investment Management  — 9.9%
2,090 Diamond Hill Investment Group Inc. .......... 362,908
5,950 Franklin Resources Inc. ............................ 138,695
144,387 Pzena Investment Management Inc., Cl. A . 951,510
53,463 Westwood Holdings Group Inc. ................. 737,789
2,190,902
Reinsurance  — 4.2%
16,500 Axis Capital Holdings Ltd. ......................... 941,985
TOTAL COMMON STOCKS .................. 21,788,865
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 2.0%
$ 445,000 U.S. Treasury Bills,
0.805% to 1.003%††,
08/04/22 to 08/18/22 ............................ 444,423
TOTAL INVESTMENTS — 100.0%
(Cost $22,191,905) ............................... $ 22,233,288
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt